Note 8 - Credit Agreement (Details) - Wells Fargo Preferred Capital, Inc. - USD ($)	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Line of Credit Facility, Initiation Date	Sep. 11, 2009
Line of Credit Facility, Description	Company entered into a credit facility with Wells Fargo Preferred Capital, Inc.
Line of Credit Facility, Current Borrowing Capacity	$ 84.8	$ 87.7
Line of Credit Facility, Interest Rate at Period End	4.27%	4.45%